Income Tax Expense (Details) - Summary of Effective Tax Rate and Standard Corporate Income Tax Rate (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current Tax Expense Related to Pillar Two	€ 17	€ 52